Pensions (Details) - Defined Benefit Plan Reconciliations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 106.9	$ 172.9
Interest cost	2.7
Actuarial loss / (gain)	2.6	(54.3)
Benefits paid	(2.1)	(1.8)
Foreign exchange rate changes	4.2	(10.6)
Benefit obligation at end of period	114.3	106.9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	106.9	172.9
Actual return on plan assets	5.3	(53.6)
Foreign exchange rate changes	4.2	(10.6)
Fair value of plan assets at end of period	114.3	106.9
Net defined benefit plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	$ 2.7	$ 0.7